Quarterly Holdings Report
for
Strategic Advisers® Fidelity® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2021
SIL-NPRT3-0122
1.912843.111
Common Stocks - 18.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	456,165	26,922,203
Deutsche Telekom AG	1,664,200	29,311,036
Elisa Corp. (A Shares)	262,908	15,790,763
		72,024,002
Entertainment - 0.2%
Capcom Co. Ltd.	276,000	6,907,630
Sea Ltd. ADR (b)	70,650	20,352,146
Universal Music Group NV	659,788	18,938,602
		46,198,378
Interactive Media & Services - 0.1%
Z Holdings Corp.	2,523,700	16,702,877
Media - 0.1%
Schibsted ASA (A Shares)	248,619	11,113,506
Vivendi SA (c)	403,600	5,149,381
WPP PLC	650,971	9,035,553
		25,298,440
Wireless Telecommunication Services - 0.2%
SoftBank Group Corp.	596,900	31,368,329
Vodafone Group PLC	12,469,706	18,078,809
		49,447,138
TOTAL COMMUNICATION SERVICES		209,670,835
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.1%
DENSO Corp.	464,000	33,944,027
Automobiles - 0.8%
Daimler AG (Germany)	569,989	53,653,236
Ferrari NV	51,462	13,522,720
Isuzu Motors Ltd.	1,505,300	20,174,977
Suzuki Motor Corp.	175,300	7,076,447
Toyota Motor Corp.	5,004,400	88,774,309
		183,201,689
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd.	397,938	12,512,688
Compass Group PLC (b)	697,447	13,605,698
Evolution AB (a)	69,032	7,280,309
InterContinental Hotel Group PLC (b)	151,016	8,973,123
Whitbread PLC (b)	133,479	4,975,897
		47,347,715
Household Durables - 0.3%
Barratt Developments PLC	747,000	6,928,478
Sony Group Corp.	505,000	61,614,436
Vistry Group PLC	680,958	9,776,385
		78,319,299
Internet & Direct Marketing Retail - 0.2%
Deliveroo PLC Class A (a)(b)	2,294,086	9,125,600
Delivery Hero AG (a)(b)	97,785	13,052,691
Prosus NV	164,440	13,225,970
ZOZO, Inc.	189,200	6,050,852
		41,455,113
Multiline Retail - 0.1%
B&M European Value Retail SA	1,378,812	11,372,924
Pan Pacific International Holdings Ltd.	422,500	7,236,343
		18,609,267
Specialty Retail - 0.1%
JD Sports Fashion PLC	2,338,485	6,932,342
Nitori Holdings Co. Ltd.	54,800	8,685,039
WH Smith PLC (b)	272,848	4,811,712
		20,429,093
Textiles, Apparel & Luxury Goods - 0.4%
Hermes International SCA	11,230	21,052,514
LVMH Moet Hennessy Louis Vuitton SE	84,596	65,872,626
Moncler SpA	173,858	12,634,805
		99,559,945
TOTAL CONSUMER DISCRETIONARY		522,866,148
CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Anheuser-Busch InBev SA NV	179,800	10,033,245
Asahi Group Holdings	317,200	11,698,457
Diageo PLC	744,717	37,584,560
Heineken NV (Bearer)	158,600	15,817,615
Pernod Ricard SA	112,988	25,948,287
		101,082,164
Food & Staples Retailing - 0.3%
Seven & i Holdings Co. Ltd.	487,500	19,635,254
Tesco PLC	5,438,337	20,059,099
Tsuruha Holdings, Inc.	162,700	18,424,028
Zur Rose Group AG (b)	35,565	13,520,162
		71,638,543
Food Products - 0.4%
Nestle SA (Reg. S)	744,137	95,377,363
Household Products - 0.1%
Reckitt Benckiser Group PLC	239,356	19,388,568
Personal Products - 0.2%
Kao Corp.	517,400	26,393,410
L'Oreal SA	31,773	14,346,695
Shiseido Co. Ltd.	288,900	16,559,687
		57,299,792
Tobacco - 0.1%
Imperial Brands PLC	215,800	4,410,246
Swedish Match Co. AB	2,099,053	15,333,995
		19,744,241
TOTAL CONSUMER STAPLES		364,530,671
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	4,001,200	17,360,129
Equinor ASA	291,009	7,281,324
Idemitsu Kosan Co. Ltd.	914,800	23,532,014
Neste Oyj	233,892	11,079,781
Reliance Industries Ltd. sponsored GDR (a)	112,000	7,156,800
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,659,461	34,714,886
Class B sponsored ADR	477,600	20,087,856
rights (b)(d)	1,834,114	435,579
Thungela Resources Ltd. (c)	47,900	214,111
Total SA	1,859,856	85,577,111
Whitehaven Coal Ltd. (b)	3,500,167	6,038,128
		213,477,719
FINANCIALS - 4.0%
Banks - 2.0%
Banco Santander SA (Spain)	4,772,600	14,839,217
Bankinter SA	1,589,888	7,832,632
BNP Paribas SA	869,848	54,060,715
Commonwealth Bank of Australia	264,488	17,568,182
Erste Group Bank AG	533,947	23,356,036
FinecoBank SpA	850,174	14,935,184
Hang Seng Bank Ltd.	886,600	15,690,023
ING Groep NV (Certificaten Van Aandelen)	1,585,111	21,895,858
KBC Groep NV	417,218	35,023,816
Lloyds Banking Group PLC	48,994,344	30,422,760
Mediobanca SpA	898,200	9,952,197
Mitsubishi UFJ Financial Group, Inc.	7,514,200	39,685,382
National Australia Bank Ltd.	2,599,649	50,233,203
NatWest Group PLC	3,538,946	9,971,736
PT Bank Rakyat Indonesia Tbk	12,596,800	3,589,295
Societe Generale Series A	709,751	22,085,537
Standard Chartered PLC (United Kingdom)	4,242,738	23,484,623
Sumitomo Mitsui Financial Group, Inc.	357,500	11,631,233
Swedbank AB (A Shares)	1,032,221	20,876,843
Unicaja Banco SA (a)	1,831,000	1,615,546
United Overseas Bank Ltd.	1,991,603	37,174,254
		465,924,272
Capital Markets - 0.4%
EQT AB	255,996	15,162,982
Hong Kong Exchanges and Clearing Ltd.	256,000	14,116,440
Macquarie Group Ltd.	204,448	28,673,036
Nordnet AB	509,465	9,499,314
UBS Group AG	783,015	13,595,402
UBS Group AG	901,200	15,572,736
		96,619,910
Diversified Financial Services - 0.3%
Investor AB (B Shares)	1,397,054	32,534,134
ORIX Corp.	2,314,500	45,968,527
		78,502,661
Insurance - 1.3%
AIA Group Ltd.	4,812,200	50,660,198
Assicurazioni Generali SpA	384,500	7,731,370
AXA SA	1,312,191	36,069,572
Beazley PLC (b)	510,300	2,717,409
Hannover Reuck SE	59,600	10,453,158
Hiscox Ltd.	724,564	7,982,743
Legal & General Group PLC	5,720,475	21,446,799
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,300	7,109,225
NN Group NV	531,255	26,473,687
Prudential PLC (b)	963,768	16,279,262
Sampo Oyj (A Shares)	228,200	11,229,402
Swiss Life Holding AG	10,260	5,920,972
Talanx AG	373,186	16,709,130
Tokio Marine Holdings, Inc.	822,600	41,310,393
Zurich Insurance Group Ltd.	111,274	45,949,538
		308,042,858
TOTAL FINANCIALS		949,089,701
HEALTH CARE - 2.2%
Biotechnology - 0.1%
Argenx SE (b)	61,672	17,277,797
Health Care Equipment & Supplies - 0.4%
Hoya Corp.	335,200	53,437,466
Olympus Corp.	956,500	21,371,361
Siemens Healthineers AG (a)	371,167	27,074,893
		101,883,720
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SA	137,450	17,605,318
Lonza Group AG	28,267	22,877,165
PolyPeptide Group AG (a)	83,075	11,383,732
Sartorius Stedim Biotech	33,549	19,838,186
		71,704,401
Pharmaceuticals - 1.4%
Astellas Pharma, Inc.	368,300	5,775,076
AstraZeneca PLC (United Kingdom)	700,599	76,810,065
Bayer AG	143,900	7,265,530
Daiichi Sankyo Kabushiki Kaisha	735,200	18,274,219
Novartis AG	124,560	9,928,148
Roche Holding AG (participation certificate)	280,789	109,622,931
Sanofi SA	733,439	69,722,402
UCB SA	338,710	36,930,355
		334,328,726
TOTAL HEALTH CARE		525,194,644
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.3%
Airbus Group NV (b)	311,198	34,735,925
BAE Systems PLC	3,298,353	24,021,398
		58,757,323
Air Freight & Logistics - 0.3%
Deutsche Post AG	870,840	51,524,117
Yamato Holdings Co. Ltd.	368,300	8,129,904
		59,654,021
Airlines - 0.0%
Ryanair Holdings PLC sponsored ADR (b)	62,800	6,000,540
Building Products - 0.2%
ASSA ABLOY AB (B Shares)	408,623	11,449,466
Compagnie de St. Gobain	271,349	17,211,585
Kingspan Group PLC (Ireland)	129,531	15,013,293
Nibe Industrier AB (B Shares)	741,606	10,611,411
		54,285,755
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	1,202,206	9,810,690
Construction & Engineering - 0.2%
Ferrovial SA	577,827	16,094,502
Ferrovial SA	6,641	184,975
VINCI SA	349,077	33,120,009
		49,399,486
Industrial Conglomerates - 0.5%
Hitachi Ltd.	1,087,400	63,697,903
Rheinmetall AG	13,300	1,185,867
Siemens AG	386,374	61,594,066
		126,477,836
Machinery - 0.5%
AutoStore Holdings Ltd.	2,103,436	10,511,889
FANUC Corp.	13,100	2,568,155
Indutrade AB	409,561	11,493,421
Minebea Mitsumi, Inc.	828,700	21,807,646
Misumi Group, Inc.	424,900	17,986,876
Sandvik AB	482,990	11,924,651
SMC Corp.	19,400	12,468,793
Techtronic Industries Co. Ltd.	648,500	13,380,822
Volvo AB (B Shares)	789,537	16,998,406
		119,140,659
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	1,200	3,612,928
Professional Services - 0.4%
Experian PLC	475,437	21,371,991
Persol Holdings Co. Ltd.	588,500	17,076,835
Recruit Holdings Co. Ltd.	515,100	31,276,716
RELX PLC (London Stock Exchange)	365,207	11,328,956
Teleperformance	54,621	22,467,697
		103,522,195
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (b)	50,000	2,802,000
Ashtead Group PLC	105,073	8,445,997
Azelis Group NV	281,275	8,017,914
Brenntag SE	177,045	15,199,556
Ferguson PLC	159,046	24,251,138
Itochu Corp.	973,600	27,843,128
		86,559,733
Transportation Infrastructure - 0.1%
Aena SME SA (a)(b)	126,691	18,606,594
TOTAL INDUSTRIALS		695,827,760
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.0%
Ericsson (B Shares)	685,050	6,886,441
Electronic Equipment & Components - 0.1%
Ibiden Co. Ltd.	71,800	4,490,875
Keyence Corp.	31,300	19,330,304
TDK Corp.	242,900	9,608,987
		33,430,166
IT Services - 0.6%
Adyen BV (a)(b)	7,388	20,463,543
ALTEN	14,100	2,334,658
Amadeus IT Holding SA Class A (b)	120,410	7,709,323
Capgemini SA	111,177	25,734,119
Edenred SA	112,304	5,033,424
Fujitsu Ltd.	158,500	26,197,495
OBIC Co. Ltd.	21,300	3,955,297
TIS, Inc.	786,300	24,416,446
Wix.com Ltd. (b)	105,000	16,044,000
Worldline SA (a)(b)	297,770	15,664,259
		147,552,564
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV (Netherlands)	75,504	59,261,591
Infineon Technologies AG	281,277	12,717,504
Lasertec Corp.	16,200	4,263,007
Renesas Electronics Corp. (b)	1,602,700	20,138,455
Sumco Corp.	191,700	4,155,418
Tokyo Electron Ltd.	55,200	29,005,930
		129,541,905
Software - 0.2%
CyberArk Software Ltd. (b)	81,600	14,104,560
Money Forward, Inc. (b)	85,300	5,901,234
NICE Systems Ltd. (b)	52,725	15,038,238
		35,044,032
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp.	339,500	26,705,456
Samsung Electronics Co. Ltd.	83,900	5,055,926
		31,761,382
TOTAL INFORMATION TECHNOLOGY		384,216,490
MATERIALS - 1.7%
Chemicals - 0.5%
Air Liquide SA	84,600	13,990,679
Akzo Nobel NV	108,723	11,457,292
Linde PLC	40,500	12,941,073
NOF Corp.	86,000	4,260,627
Nutrien Ltd.	55,300	3,665,743
Shin-Etsu Chemical Co. Ltd.	296,800	49,436,978
Sika AG	70,783	27,810,498
		123,562,890
Construction Materials - 0.2%
CRH PLC	876,829	42,626,726
HeidelbergCement AG	77,600	5,162,841
		47,789,567
Metals & Mining - 0.9%
Anglo American PLC (United Kingdom)	1,084,421	39,917,369
ArcelorMittal SA (Netherlands)	760,322	20,634,389
BHP Group PLC	1,020,300	27,880,779
Evolution Mining Ltd.	668,494	1,920,440
Fortescue Metals Group Ltd.	1,572,650	18,885,585
Glencore Xstrata PLC	4,539,411	21,552,199
Iluka Resources Ltd.	3,754,321	23,069,428
Lynas Rare Earths Ltd. (b)	5,329,133	33,383,812
Newcrest Mining Ltd.	1,128,590	19,002,653
		206,246,654
Paper & Forest Products - 0.1%
Mondi PLC	241,093	5,513,433
UPM-Kymmene Corp.	361,806	13,150,890
		18,664,323
TOTAL MATERIALS		396,263,434
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Big Yellow Group PLC	534,678	11,605,070
National Storage REIT unit	6,935,930	12,509,023
		24,114,093
Real Estate Management & Development - 0.3%
Grainger Trust PLC	2,030,516	8,052,846
Kerry Properties Ltd.	6,562,000	17,040,331
LEG Immobilien AG	84,995	11,904,514
Mitsubishi Estate Co. Ltd.	205,500	2,824,372
Mitsui Fudosan Co. Ltd.	150,300	3,089,449
Vonovia SE	525,930	29,226,403
Vonovia SE rights 12/7/21 (b)(c)	519,130	1,830,998
		73,968,913
TOTAL REAL ESTATE		98,083,006
UTILITIES - 0.4%
Electric Utilities - 0.3%
Enel SpA	3,078,428	23,326,361
Fortum Corp.	564,815	16,276,546
Iberdrola SA	1,779,064	19,964,735
ORSTED A/S (a)	112,009	14,429,413
		73,997,055
Multi-Utilities - 0.1%
RWE AG	797,373	30,881,870
TOTAL UTILITIES		104,878,925
TOTAL COMMON STOCKS (Cost $4,172,355,383)		4,464,099,333

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany) (Cost $14,136,305)	140,900	11,820,877

Equity Funds - 73.6%
	Shares	Value ($)
Foreign Large Blend Funds - 10.9%
Fidelity Pacific Basin Fund (e)	4,884,671	217,905,166
Fidelity SAI International Index Fund (e)	78,194,542	1,086,122,194
Fidelity SAI International Low Volatility Index Fund (e)	114,694,737	1,310,960,847
TOTAL FOREIGN LARGE BLEND FUNDS		2,614,988,207
Foreign Large Growth Funds - 40.7%
Fidelity Advisor International Discovery Fund Class Z (e)	43,697,004	2,504,712,269
Fidelity Diversified International Fund (e)	42,701,009	2,232,408,773
Fidelity International Capital Appreciation Fund (e)	62,559,979	1,890,562,571
Fidelity Overseas Fund (e)	38,936,171	2,642,987,257
Fidelity SAI International Momentum Index Fund (e)	23,334,898	332,522,291
Fidelity SAI International Quality Index Fund (e)	8,217,582	116,360,962
TOTAL FOREIGN LARGE GROWTH FUNDS		9,719,554,123
Foreign Large Value Funds - 15.2%
Fidelity SAI International Value Index Fund (e)	379,204,973	3,621,407,487

Foreign Small Mid Blend Funds - 1.9%
Fidelity SAI International Small Cap Index Fund (e)	47,904,853	459,886,587

Foreign Small Mid Growth Funds - 0.5%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (e)	4,149,171	115,595,904

Sector Funds - 0.5%
Fidelity Advisor International Real Estate Fund Class Z (e)	8,343,707	114,976,286

Other - 3.9%
Fidelity Advisor Japan Fund Class Z (e)	23,115,099	478,251,408
Fidelity Japan Smaller Companies Fund (e)	2,649,961	45,552,826
Fidelity SAI Japan Stock Index Fund (e)	42,507,703	420,826,256
TOTAL OTHER		944,630,490
TOTAL EQUITY FUNDS (Cost $14,263,668,190)		17,591,039,084

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e) (Cost $9,232,556)	1,094,386	11,370,671

U.S. Treasury Obligations - 0.4%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.06% 12/2/21 to 3/3/22 (Cost $90,765,256)	90,770,000	90,765,204

Money Market Funds - 7.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	52,479,902	52,490,398
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)	3,760,506	3,760,882
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (i)	1,670,675,345	1,670,675,345
TOTAL MONEY MARKET FUNDS (Cost $1,726,926,625)		1,726,926,625

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $20,277,084,315)	23,896,021,794
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,609,486
NET ASSETS - 100.0%	23,897,631,280

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	Dec 2021	34,593,750	(976,015)	(976,015)
ICE E-mini MSCI EAFE Index Contracts (United States)	14,627	Dec 2021	1,634,932,925	(92,466,766)	(92,466,766)

TOTAL FUTURES CONTRACTS					(93,442,781)
The notional amount of futures purchased as a percentage of Net Assets is 6.9%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $172,775,583 or 0.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	-	616,034,512	563,544,114	4,151	-	-	52,490,398	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	896,800	423,583,474	420,719,392	235,135	-	-	3,760,882	0.0%
Total	896,800	1,039,617,986	984,263,506	239,286	-	-	56,251,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	-	-	-	-	-	602,792,086	2,504,712,269
Fidelity Advisor International Real Estate Fund Class I	106,764,209	-	-	-	-	(21,998,694)	-
Fidelity Advisor International Real Estate Fund Class Z	-	5,715,332	-	5,715,332	-	24,495,439	114,976,286
Fidelity Advisor International Small Cap Opportunities Fund Class Z	-	-	-	-	-	56,012,784	115,595,904
Fidelity Advisor International Value Fund Class Z	-	-	238,544,345	-	30,793,630	-	-
Fidelity Advisor Japan Fund Class I	435,775,664	25,000,000	-	-	-	(125,833,488)	-
Fidelity Advisor Japan Fund Class Z	-	138,652	-	138,652	-	143,170,580	478,251,408
Fidelity Advisor Overseas Fund Class I	91,215,843	-	98,196,961	-	50,899,070	(43,917,952)	-
Fidelity Diversified International Fund	1,828,735,209	208,000,000	-	-	-	195,673,564	2,232,408,773
Fidelity International Capital Appreciation Fund	1,570,087,796	176,000,000	-	-	-	144,474,775	1,890,562,571
Fidelity International Discovery Fund	2,016,080,656	366,000,000	-	-	-	(480,160,473)	-
Fidelity International Small Cap Opportunities Fund	98,652,775	-	-	-	-	(39,069,655)	-
Fidelity International Value Fund	222,303,028	-	-	-	-	(14,552,313)	-
Fidelity Japan Smaller Companies Fund	45,605,825	-	-	-	-	(52,999)	45,552,826
Fidelity Overseas Fund	1,834,480,517	519,196,961	-	-	-	289,309,779	2,642,987,257
Fidelity Pacific Basin Fund	220,347,501	-	-	-	-	(2,442,335)	217,905,166
Fidelity SAI Inflation-Focused Fund	9,687,545	2,463,969	-	2,463,969	-	(780,843)	11,370,671
Fidelity SAI International Index Fund	256,720,329	846,000,000	-	-	-	(16,598,135)	1,086,122,194
Fidelity SAI International Low Volatility Index Fund	1,065,869,771	168,000,000	-	-	-	77,091,076	1,310,960,847
Fidelity SAI International Momentum Index Fund	-	334,000,000	-	-	-	(1,477,709)	332,522,291
Fidelity SAI International Quality Index Fund	-	118,000,000	-	-	-	(1,639,038)	116,360,962
Fidelity SAI International Small Cap Index Fund	-	486,975,847	-	-	-	(27,089,260)	459,886,587
Fidelity SAI International Value Index Fund	3,180,979,210	901,000,002	500,000,000	-	(10,960,979)	50,389,254	3,621,407,487
Fidelity SAI Japan Stock Index Fund	-	444,490,738	-	-	-	(23,664,482)	420,826,256
	12,983,305,878	4,600,981,501	836,741,306	8,317,953	70,731,721	784,131,961	17,602,409,755

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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